UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2010 – May 31, 2011

Item 1: Reports to Shareholders

Vanguard Ohio Tax-Exempt Funds
Semiannual Report

May 31, 2011

Vanguard Ohio Tax-Exempt Money Market Fund
Vanguard Ohio Long-Term Tax-Exempt Fund

> While money market rates remained near zero in the first half of the fiscal year, the broad U.S. municipal bond market returned about 2%—overcoming an early slide.

> Vanguard Ohio Tax-Exempt Money Market Fund returned 0.07% for the six months ended May 31, 2011, just ahead of the average return of its state peer group.

> Vanguard Ohio Long-Term Tax-Exempt Fund returned 1.35%—ahead of the average return of its state peer group, but behind both its national benchmark index and the broad U.S. muni market.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Ohio Tax-Exempt Money Market Fund.	12
Ohio Long-Term Tax-Exempt Fund.	25
About Your Fund’s Expenses.	42
Trustees Approve Advisory Arrangement.	44
Glossary.	45

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended May 31, 2011

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Ohio Tax-Exempt Money Market Fund	0.08%	0.13%	0.07%	0.00%	0.07%
Ohio Tax-Exempt Money Market Funds Average					0.00
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Ohio Long-Term Tax-Exempt Fund	3.58%	5.85%	2.09%	-0.74%	1.35%
Barclays Capital 10 Year Municipal Bond Index					2.73
Ohio Municipal Debt Funds Average					0.85

Ohio Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the Ohio Tax-Exempt Money Market Fund; 30-day SEC yield for the Ohio Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Your Fund’s Performance at a Glance
November 30, 2010 , Through May 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.001	$0.000
Vanguard Ohio Long-Term Tax-Exempt Fund	$11.92	$11.81	$0.242	$0.021

Chairman’s Letter

Dear Shareholder,

A springtime rally helped the broad U.S. municipal bond market rebound from an inauspicious start and return about 2% for the six months ended May 31. Sensational headlines in December predicting large-scale municipal defaults were followed by reports of rising state revenues and more focus on fiscal discipline, which encouraged demand amid unusually low supply.

Against this backdrop, Vanguard Ohio Long-Term Tax-Exempt Fund returned 1.35%. Interest income more than offset the fund’s negative capital return (its holdings did not fully recover from price declines in December and January).

The advisor’s high-quality focus helped the Long-Term Fund outperform its state peers: In a reversal from last year, higher-rated bonds outperformed lower-quality securities. The fund lagged its market benchmark, the Barclays Capital 10 Year Municipal Bond Index, which is a reasonable but imperfect standard of comparison. For example, in contrast to the index, your fund invests across the maturity spectrum. Intermediate-term bonds fared particularly well during the six months as investors sought higher yields without the greater interest rate risk of the longest-maturity bonds.

As the Federal Reserve kept its target for short-term interest rates anchored near zero, Vanguard Ohio Tax-Exempt Money Market Fund returned a scant 0.07%, ahead of the average return of its state peer group. The fund’s 7-day SEC yield on May 31 was 0.08%, down from six months ago. In contrast, the Long-Term Fund’s 30-day SEC yield was 3.58%, up modestly from November 30. As shown on page 1, each fund’s taxable-equivalent yield was higher than its SEC yield.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

In the broad U.S. bond market, a late-stage change of direction
Through much of the fiscal half-year, bond market returns hovered near—or below—0%. With the economy seeming to find its footing, interest rates rose slowly but steadily. Investors were concerned that accelerating growth might eventually lead to higher inflation, perhaps sooner rather than later. Rising rates put pressure on bond prices.

Market Barometer

			Total Returns
		Periods Ended May 31, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.91%	5.84%	6.63%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.04	3.18	4.78
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	1.94

Stocks
Russell 1000 Index (Large-caps)	15.49%	26.81%	3.69%
Russell 2000 Index (Small-caps)	17.34	29.75	4.70
Dow Jones U.S. Total Stock Market Index	15.20	27.10	4.07
MSCI All Country World Index ex USA (International)	13.58	29.95	3.95

CPI
Consumer Price Index	3.27%	3.57%	2.22%

Later in the period, however, disappointing economic news—including in the housing and labor markets—doused worries about inflation. Perhaps counterintuitively, bad news for the economy spells good news for bonds: As yields retreated, bond prices rallied.

For the full six months, the broad U.S. taxable bond market returned about 2%, roughly matching the performance of the municipal market.

Stock prices followed corporate profits higher
During the six months, global stock markets powered past a series of unnerving developments—financial drama in Europe, natural and nuclear disaster in Japan, and geopolitical upheaval in commodity markets. The broad U.S. stock market returned more than 15% for the six months, buoyed by surprising strength in corporate profits. Toward the end of the period, however, a pullback in the manufacturing sector and unexpected weakness in the labor market sounded notes of caution.

International stocks followed a similar trajectory, returning almost 14%. In emerging markets and in most developed markets, strength in local currencies boosted returns for U.S.-based investors.

Expense Ratios
Your Fund Compared With Its Peer Group

		Peer Group
	Fund	Average
Ohio Tax-Exempt Money Market Fund	0.17%	0.50%
Ohio Long-Term Tax-Exempt Fund	0.17	1.10

The fund expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the funds’ annualized expense ratios were: for the Ohio Tax-Exempt Money Market Fund, 0.17%; and for the Ohio Long-Term Tax-Exempt Fund, 0.17%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Ohio Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Funds; for the Ohio Long-Term Tax-Exempt Fund,
Ohio Municipal Debt Funds.

An inauspicious start capped by a strong finish
As I noted in our annual report to you six months ago, November 2010 was the most volatile month in the municipal market since the 2008 financial crisis. The key forces that converged to create the volatility and lower muni bond prices continued into the first months of the new fiscal year: abundant new-issue supply (through December), concerns about inflation as the economy gathered steam, and anxiety about prospects for municipal bond defaults. (As to the likelihood of widespread defaults, Vanguard believes that the dire predictions of some analysts are overblown. For a brief discussion of our view, see the box below).

Several factors contributed to the late-2010 supply surge. Some tax-exempt borrowers who might otherwise have come to market in 2011 accelerated their plans in anticipation of rising interest rates. Others took advantage of the temporary AMT exemption for private-activity bonds, such as those used to finance airports. And the stampede to issue taxable Build America Bonds (BABs) before the end-of-year deadline flustered an already skittish tax-exempt market, especially the long-term segment. (BABs offered an attractive

Investment insight

Perspective on default risk
Although state tax collections are recovering, worries about default are still making headlines. Here’s why we think the threat is overstated:

• Long, strong repayment history. In the 40 years through 2009, the average default rate for investment-grade municipal bonds was a minuscule 0.03%. The rate was 30 times higher for corporate bonds.

• Issuers’ ability to pay. Most municipals are revenue bonds—often backed by fees for essential services such as water, sewers, and electricity—or general obligation bonds (backed by the issuer’s full taxing power). Households try to pay utility bills even in tough times, and issuers can raise taxes if need be.

• Issuers’ willingness to pay. Issuers who default to avoid debt payments could lose access to funding for everyday operations and capital projects—a poor risk/reward trade-off, given their typically low debt burdens. For example, across the 50 states, debt secured by state operating resources as a percentage of the state’s economic output currently averages only about 4.5%. At about 2.5%, Ohio’s debt burden is even lower.

Source: Moody’s Investors Service. For more discussion, see California Is Not Greece at vanguard.com/jumppage/researchpapers/tab1.html.

federal subsidy that lowered issuers’ borrowing costs. The BABs and AMT incentives, part of the 2009 federal stimulus act, expired on December 31.)

This flood of new supply pushed tax-exempt bond prices down, and yields up, in December—the worst of the six months for the broad municipal market and for Ohio bonds.

Bond returns were also hurt by a significant exodus from tax-exempt funds, which experienced some of the largest—and longest-lasting—cash outflows in decades. Some investors were spooked by headlines warning of defaults and by concerns about higher interest rates (which could depress near-term returns); others wanted to participate in the stock market rally.

Market conditions began improving, however, as winter turned to spring. Most notably, the supply of new bonds dried up. From January through May, nationwide new-issue volume was less than $85 billion, the lowest for this five-month period since 2000. In part, this reflected deferral of nonessential projects because of budget constraints.

Investors seeking to buy scarce new tax-exempt bonds bid up prices. And as the U.S. economic recovery slowed, investors’ concern about rising interest rates receded. At the same time, confidence improved as states and municipalities gained credibility in their budget-balancing efforts. The realization that municipal bonds were attractively valued led to strong returns in April and May, both nationally and in your fund.

For a discussion of the funds’ management during the period, please see the Advisor’s Report following this letter.

State revenues improve but local revenues lag
Across most of the nation, state tax revenues have been recovering from the Great Recession but still have not caught up. In Ohio, combined revenue from personal and corporate income taxes plus sales tax increased by double-digits in the first calendar quarter of 2011 compared with 2010, according to preliminary data from The Nelson A. Rockefeller Institute of Government.

The picture is a bit more complicated at the local level. Typically, state revenues from various sources lag the broad U.S. economy during downturns and recoveries, and local revenues lag state receipts. This time, the slowdown at the local level has been exacerbated by significant reductions in assessed home values, hurting property tax receipts—while demand for many services has risen and the flow of federal stimulus dollars has ended.

Like most other states, Ohio faces tough budget and policy choices. As I write this letter, state legislators are working to finalize the two-year budget for the new fiscal period starting July 1. [Editor’s note: The budget was signed on June 30.]

Discipline and diversification are more important than ever
We hope that state and local governments will continue to make progress in addressing their long-term fiscal challenges. But optimism is no substitute for the rigorous, independent credit analysis and close teamwork that are the hallmarks of Vanguard Fixed Income Group. And while we think the grim forecasts about looming defaults have been overstated, we acknowledge that there may be some uptick in defaults—especially among smaller issuers and less creditworthy projects, which our screening process helps us weed out.

As always, we believe investors will be well-served by holding a balanced portfolio of low-cost mutual funds that is diversified across and within asset classes. For Ohio investors in higher tax brackets, the Vanguard Ohio Tax-Exempt Funds can play a helpful role in such a portfolio, providing exemption from state as well as federal income taxes.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 10, 2011

Advisor’s Report

For the fiscal half-year ended May 31, 2011, Vanguard Ohio Tax-Exempt Money Market Fund returned 0.07%, as the Federal Reserve continued to keep short-term interest rates near zero. By comparison, the average return of peer-group state funds was 0.00%. The Ohio Long-Term Tax-Exempt Fund returned 1.35%, trailing the return of its national benchmark index but ahead of the average return of competing state funds.

The investment environment
The funds successfully navigated a particularly challenging investment environment in recent months; it was a volatile period for the municipal bond market because of credit, market, and supply concerns.

The period began with yields pushing higher and prices falling (bond prices and yields move inversely). For example, the yields of 10-year AAA general-obligation tax-exempt bonds at the national level rose by about half a percentage point from November 30 to January 31, then declined by more than that from February through May. Yields of comparable 30-year bonds followed a similar pattern, but ended the period a bit higher than where they began. These are large moves in a very short time, relative to the historical experience of this market.

Concurrent with the market volatility was a tide of withdrawals from tax-exempt bond funds, Vanguard funds included,

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)

	Nov. 30,	May 31,
Maturity	2010	2011
2 years	0.60%	0.44%
5 years	1.36	1.23
10 years	2.79	2.65
30 years	4.28	4.30
Source: Vanguard.

that began in November 2010 and peaked in January 2011 as yields spiked. Outflows then began to ease substantially.

The price and redemption trends early on were consequences of a variety of market forces, including investors’ concern about the fiscal struggles of state and local governments. That worry was stoked by gloomy media reports in the early part of the reporting period, including, quite frankly, some commentary we consider irresponsible. The strong stock market rally also drew some investors away from bonds.

More upward pressure on long-term yields came from investors who were cautious about the outlook for inflation, as well as from a flood of Build America Bonds (BABs)—including issues from Ohio—that came to market before the program ended on December 31. Indeed, almost a quarter of all BABs nationwide were issued during the final three months of 2010. (Our tax-exempt funds do not invest in these bonds because they are taxable.) With the end of the BABs program, there was an expectation that the supply of traditional munis would get a boost. This had the immediate effect of pushing up yields, especially those of long-term bonds.

At the other end of the yield spectrum, money market funds remained anchored to flat returns, a result of the Federal Reserve’s near-zero target for the shortest-term interest rates. After more than two years of this policy, many muni investors have turned to short-term and intermediate-term bonds, especially those in the 5-to 7-year portion of the yield curve. (Intermediate-term bonds were top performers during the six-month period.) We don’t expect the Fed to raise its target federal funds rate before the second half of 2012. The combined effect of near-zero short-term rates and upward pressure on long-term rates has produced one of the steepest yield curves in years.

The credit environment
State and local governments continued the difficult process of striking a balance between spending needs and lower tax revenues. The impact of both has been magnified by the severity of the Great Recession: Because of slow growth and high unemployment, people have required more services while tax revenues of all kinds have shrunk.

In the face of these challenges, states and municipalities have been taking a variety of difficult steps to bring spending and revenues in line. For example, state and local governments cut payrolls by almost 300,000 over the 12 months ended May 31, even while private-sector employment grew. Meanwhile, tax revenues have begun to rise nationwide—for the fifth straight quarter as of March 31, according to preliminary results from The Nelson A. Rockefeller Institute of Government—although they still have not recovered to prerecession levels. The financial stress has in many cases also turned serious attention to longer-term concerns, such as the underfunding of retiree benefits.

As noted in more detail in the Chairman’s Letter (see especially the Investment Insight box on page 5), we’re confident that state and local governments will be able to manage their way through their financial difficulties. At the same time, it wouldn’t be surprising for a few smaller issuers to run into trouble, and we acknowledge that this will be a challenging process for some time.

Management of the funds
Our investment strategy during the half-year reflected our assessment of several important developments. These included a steep yield curve, ongoing fiscal challenges faced by tax-exempt issuers, less liquidity in the market, and short supply.

We have positioned the Long-Term Fund to benefit whenever the Fed begins to raise its target rate, which will lift the short end of the yield curve. The long end is likely to experience less volatility—resulting in a somewhat flatter and more typically shaped yield curve—because the market has already priced in its expectation of eventual rate increases. In anticipation of the eventual rise in short-term rates, we have increased our allocation to the intermediate part of the yield curve.

We continue to favor bonds that rely on revenues from essential services, such as providing electricity and water, to fund payments. Our credit analysts, who monitor the financial condition of states and municipalities, keep a constant eye on the credit quality of the portfolios and recommend repositioning when merited.

For some time, we have prepared for the possibility of heavy redemptions so that long-term shareholders would not be adversely affected. We have done so by dedicating a portion of the Long-Term Fund’s assets, across the yield curve, to holdings that are liquid enough to be tapped if needed to meet redemptions. (They can also be tapped to take advantage of good investment opportunities.)

Liquidity is also an issue because of the structure of the municipal bond market. The 2008 financial crisis reduced the number of broker-dealers who deal with institutional investors, putting stress on these counterparties’ ability to provide much-needed liquidity when necessary. As a result, part of our overall decision to purchase a security is an evaluation of how easy it will be to trade it.

A supportive factor for prices has been the supply of traditional municipal bonds during the first half of fiscal 2011, which, counter to expectations, has been unusually light. In Ohio, for example, about $3 billion in traditional municipal bonds were issued in the six months ended May 31, around 25% less than a year earlier. Fiscal caution among municipal issuers, who are taking another look at capital projects as they strive to balance their budgets, may also be a factor.

The decline in trades resulting from lower supply made it difficult for market participants to establish market-clearing prices during the period, presenting a challenge that was met successfully by our talented team of traders. Looking forward, we’re confident that we can tackle whatever lies ahead because of the skill, dedication, and close cooperation of our experienced portfolio managers, traders, and credit analysts. Together, they bring to the task a high level of rigor and discipline that we believe will continue to serve our shareholders well.

Marlin G. Brown, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 22, 2011

Ohio Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2011

Financial Attributes

Ticker Symbol	VOHXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.08%
Average Weighted
Maturity	28 days

Distribution by Credit Quality (% of portfolio)

First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratio was 0.17%.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011

		Ohio Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns
2001	3.02%	2.60%
2002	1.41	1.00
2003	0.95	0.55
2004	1.06	0.59
2005	2.21	1.73
2006	3.30	2.84
2007	3.63	3.14
2008	2.40	2.05
2009	0.56	0.31
2010	0.15	0.03
2011	0.07	0.00

7-day SEC yield (5/31/2011): 0.08%
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Ohio Tax-Exempt Money Market
Fund	6/18/1990	0.16%	1.81%	1.75%

See Financial Highlights for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.1%)
Ohio (95.8%)
Akron OH BAN	1.125%	12/8/11	3,000	3,008
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.100%	6/1/11 LOC	3,100	3,100
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.110%	6/1/11 LOC	1,200	1,200
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)
TOB VRDO	0.330%	6/7/11 (12)	9,315	9,315
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)
TOB VRDO	0.330%	6/7/11 (12)	7,800	7,800
Avon OH BAN	1.250%	7/21/11	2,845	2,848
Avon OH Local School District BAN	1.125%	12/14/11	1,255	1,258
Beachwood OH BAN	1.500%	8/11/11	3,000	3,005
Butler County OH BAN	0.650%	8/4/11	4,500	4,500
1 Cincinnati OH City School District GO TOB VRDO	0.180%	6/7/11	12,340	12,340
1 Cincinnati OH City School District GO TOB VRDO	0.200%	6/7/11	5,000	5,000
Cincinnati OH Water System Revenue	5.500%	6/1/11 (Prere.)	1,380	1,380
Cleveland OH Airport System Revenue VRDO	0.180%	6/7/11 LOC	6,170	6,170
Cleveland OH Water BAN	2.000%	7/28/11	4,000	4,008
1 Cleveland OH Water Works Revenue TOB VRDO	0.180%	6/7/11	8,150	8,150
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.170%	6/7/11	14,000	14,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.170%	6/7/11	7,300	7,300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp. Project)
VRDO	0.190%	6/7/11 LOC	2,750	2,750
Columbus OH City School District BAN	2.000%	12/1/11	3,000	3,023
1 Columbus OH City School District School
Facilities Construction & Improvement
GO TOB VRDO	0.180%	6/7/11 LOC	10,230	10,230

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Columbus OH GO	5.000%	9/1/11	5,000	5,058
1 Columbus OH GO TOB VRDO	0.180%	6/7/11	4,360	4,360
Columbus OH GO VRDO	0.150%	6/7/11	11,310	11,310
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.180%	6/7/11 LOC	3,200	3,200
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.180%	6/7/11 LOC	13,870	13,870
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.180%	6/7/11 LOC	5,790	5,790
1 Columbus OH Regional Airport Authority Airport
Revenue TOB VRDO	0.170%	6/7/11 LOC	3,435	3,435
1 Columbus OH Sewer Revenue TOB VRDO	0.170%	6/7/11	4,970	4,970
Columbus OH Sewer Revenue VRDO	0.150%	6/7/11	6,530	6,530
Cuyahoga County OH Economic Development
Revenue (Cleveland Hearing & Speech) VRDO	0.180%	6/7/11 LOC	600	600
Cuyahoga County OH GO	5.000%	12/1/11	2,875	2,940
Cuyahoga County OH Housing Revenue VRDO	0.150%	6/7/11 LOC	6,935	6,935
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group) VRDO	0.120%	6/1/11	1,200	1,200
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group) VRDO	0.120%	6/1/11	3,000	3,000
Cuyahoga Falls OH BAN	1.250%	12/8/11	2,880	2,887
Deerfield Township OH BAN	1.500%	11/8/11	2,250	2,258
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.170%	6/7/11 LOC	15,680	15,680
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.150%	6/7/11	2,000	2,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.150%	6/7/11	1,500	1,500
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.150%	6/7/11 LOC	1,195	1,195
Franklin County OH Hospital Revenue
(Holy Cross Health System) VRDO	0.140%	6/7/11	6,300	6,300
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.180%	6/7/11	1,500	1,500
Green City OH BAN	1.500%	7/7/11	5,750	5,755
Hamilton County OH Health Care Facilities
Revenue (The Children’s Home of Cincinnati)
VRDO	0.180%	6/7/11 LOC	3,450	3,450
Hamilton County OH Sewer System Revenue	5.250%	12/1/11 (Prere.)	1,000	1,024
Hamilton County OH Sewer System Revenue	5.250%	12/1/11 (Prere.)	1,355	1,388
Jackson OH City School District GO	5.250%	6/1/11 (Prere.)	3,000	3,000
Kent OH BAN	1.250%	10/12/11	1,270	1,273
Lake County OH BAN	1.500%	7/6/11	2,500	2,502
Lake County OH BAN	1.000%	8/4/11	1,450	1,451
1 Lakewood OH City School District GO TOB VRDO	0.210%	6/7/11 (4)	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue VRDO	0.180%	6/7/11	32,865	32,865
Lorain County OH BAN	1.500%	3/16/12	3,800	3,822
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.190%	6/7/11 (4)	10,200	10,200
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.250%	6/7/11 (4)	10,500	10,500

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.250%	6/7/11 (4)	10,000	10,000
Lorain County OH Hospital Facilities Revenue
(EMH Regional Medical Center) VRDO	0.180%	6/7/11 LOC	5,585	5,585
Lorain County OH Hospital Facilities Revenue
(EMH Regional Medical Center) VRDO	0.180%	6/7/11 LOC	4,700	4,700
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VR	0.180%	6/7/11 LOC	1,845	1,845
Mason OH BAN	1.500%	6/29/11	2,000	2,002
Mason OH City School District BAN	2.000%	2/1/12	2,600	2,626
Miami University of Ohio General
Receipts Revenue	2.000%	9/1/11	2,925	2,936
Miamisburg OH City School District BAN	1.500%	7/20/11	3,000	3,003
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.180%	6/7/11	2,400	2,400
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.190%	6/7/11	2,735	2,735
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.190%	6/7/11	5,300	5,300
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.210%	6/7/11	3,990	3,990
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.210%	6/7/11	6,970	6,970
Montgomery County OH Revenue
(Catholic Health Initiatives) VRDO	0.160%	6/7/11	11,300	11,300
1 Montgomery County OH Revenue
(Miami Valley Hospital) TOB VRDO	0.180%	6/7/11	7,500	7,500
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.100%	6/1/11	6,700	6,700
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.120%	6/1/11	800	800
Muskingum County OH Hospital Facilities Revenue
(Genesis Healthcare System Project) VRDO	0.180%	6/7/11 LOC	9,935	9,935
1 Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) TOB VRDO	0.240%	6/7/11 (13)	13,320	13,320
Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) VRDO	0.180%	6/7/11 LOC	6,500	6,500
1 Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project) TOB
VRDO	0.190%	6/7/11	4,995	4,995
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.140%	6/7/11 LOC	5,000	5,000
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.160%	6/7/11 LOC	10,650	10,650
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/11	3,905	3,966
Ohio Building Authority Revenue
(Facilities Highway Safety Building Fund)	5.500%	10/1/11 (Prere.)	1,305	1,327
Ohio Building Authority Revenue
(Facilities Highway Safety Building Fund)	5.500%	10/1/11 (Prere.)	1,380	1,403
Ohio Common Schools GO VRDO	0.160%	6/7/11	16,920	16,920
Ohio GO	5.000%	9/15/11	5,715	5,791
Ohio GO VRDO	0.140%	6/7/11	1,200	1,200
Ohio Higher Education Capital Facilities Revenue	5.000%	8/1/11	1,000	1,008

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Ohio Higher Education GO TOB VRDO	0.170%	6/7/11	11,340	11,340
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.350%	8/4/11	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.120%	6/1/11 LOC	6,500	6,500
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.180%	6/7/11	2,200	2,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.100%	6/1/11	9,230	9,230
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.200%	6/7/11 LOC	3,200	3,200
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.160%	6/7/11	3,500	3,500
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)
TOB VRDO	0.170%	6/7/11 LOC	6,245	6,245
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.150%	6/1/11	1,070	1,070
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.150%	6/1/11	425	425
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	6/7/11	6,745	6,745
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	6/7/11	2,895	2,895
1 Ohio Hospital Revenue (University Hospitals
Health System Inc.) TOB VRDO	0.250%	6/7/11 (13)	5,000	5,000
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.260%	6/7/11	2,490	2,490
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	6/7/11	7,500	7,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	6/7/11	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	6/7/11	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	6/7/11	9,040	9,040
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.170%	6/7/11	3,500	3,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.190%	6/7/11	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.210%	6/7/11	11,530	11,530
Ohio State University General Receipts
Revenue CP	0.360%	7/12/11	6,000	6,000
Ohio State University General Receipts
Revenue CP	0.360%	7/14/11	11,045	11,045
Ohio State University General Receipts
Revenue CP	0.330%	8/1/11	8,200	8,200
Ohio State University General Receipts
Revenue VRDO	0.150%	6/7/11	3,500	3,500

Ohio Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ohio State University General Receipts
	Revenue VRDO	0.160%	6/7/11	5,875	5,875
1	Ohio Turnpike Commission Turnpike
	Revenue TOB VRDO	0.190%	6/7/11	15,615	15,615
	Ohio Water Development Authority Pollution
	Control Revenue (FirstEnergy Nuclear
	Generation Corp. Project) VRDO	0.140%	6/1/11 LOC	14,400	14,400
1	Olentangy OH School District GO TOB VRDO	0.170%	6/7/11 LOC	4,855	4,855
	Oregon OH BAN	2.000%	9/7/11	3,630	3,642
	Pickerington OH Local School District
	(School Facilities Construction &
	Improvement) GO	5.000%	12/1/11 (Prere.)	7,000	7,161
	South Euclid OH BAN	1.500%	9/28/11	1,750	1,755
	Strongsville OH BAN	1.500%	11/3/11	2,500	2,511
	Toledo-Lucas County OH Port Authority Airport
	Development Revenue (Flight Safety
	International Inc.)	0.180%	6/7/11	5,500	5,500
	University of Cincinnati Ohio
	General Receipts BAN	2.000%	12/16/11	6,900	6,956
	University of Cincinnati Ohio
	General Receipts BAN	2.000%	5/11/12	4,000	4,056
	University of Toledo Ohio General
	Receipts Revenue	5.250%	6/1/11 (Prere.)	1,080	1,080
	Upper Arlington OH City School District TAN	1.000%	6/23/11	1,475	1,475
	Warren OH Health Care Facilities Improvement
	Revenue (Otterbein Homes Project) VRDO	0.190%	6/7/11 LOC	3,430	3,430
	Warren OH Health Care Facilities Improvement
	Revenue (Otterbein Homes Project) VRDO	0.190%	6/7/11 LOC	5,385	5,385
	Westerville OH City School District GO	5.500%	6/1/11 (Prere.)	1,225	1,225
					701,841
Puerto Rico (5.3%)
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	5,000	5,165
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	1,000	1,033
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.170%	6/7/11	24,400	24,400
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.230%	6/7/11	7,875	7,875
					38,473
Total Tax-Exempt Municipal Bonds (Cost $740,314)					740,314
Other Assets and Liabilities (-1.1%)
Other Assets					4,496
Liabilities					(12,489)
					(7,993)
Net Assets (100%)
Applicable to 732,166,726 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					732,321
Net Asset Value Per Share					$1.00

Ohio Tax-Exempt Money Market Fund

At May 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	732,321
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	732,321

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $238,490,000, representing 32.6% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	1,176
Total Income	1,176
Expenses
The Vanguard Group—Note B
Investment Advisory Services	111
Management and Administrative	396
Marketing and Distribution	129
Custodian Fees	8
Shareholders’ Reports	3
Total Expenses	647
Net Investment Income	529
Net Increase (Decrease) in Net Assets Resulting from Operations	529

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	529	1,279
Realized Net Gain (Loss)	—	2
Net Increase (Decrease) in Net Assets Resulting from Operations	529	1,281
Distributions
Net Investment Income	(529)	(1,279)
Realized Capital Gain	—	—
Total Distributions	(529)	(1,279)
Capital Share Transactions (at $1.00)
Issued	258,422	433,261
Issued in Lieu of Cash Distributions	494	1,198
Redeemed	(312,914)	(595,306)
Net Increase (Decrease) from Capital Share Transactions	(53,998)	(160,847)
Total Increase (Decrease)	(53,998)	(160,845)
Net Assets
Beginning of Period	786,319	947,164
End of Period	732,321	786,319

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.006	.024	.036	.033
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.002	.006	.024	.036	.033
Distributions
Dividends from Net Investment Income	(.001)	(.002)	(.006)	(.024)	(.036)	(.033)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.006)	(.024)	(.036)	(.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.07%	0.15%	0.56%	2.40%	3.63%	3.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$732	$786	$947	$1,096	$1,168	$1,036
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.14%	0.15%	0.57%	2.38%	3.57%	3.26%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010) and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $115,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Ohio Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2011

Financial Attributes

		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	237	8,667	45,699
Yield to Maturity
(before expenses)	3.7%	3.3%	3.5%
Average Coupon	4.9%	4.9%	4.9%
Average Duration	6.8 years	7.1 years	8.4 years
Average Effective
Maturity	9.3 years	9.9 years	13.3 years
Ticker Symbol	VOHIX	—	—
Expense Ratio[1]	0.17%	—	—
30-Day SEC Yield	3.58%	—	—
Short-Term
Reserves	6.0%	—	—

Volatility Measures

	Barclays	Barclays
	10 Year	Municipal
	Municipal	Bond
	Index	Index
R-Squared	0.86	0.98
Beta	0.88	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)

Under 1 Year	10.0%
1 - 3 Years	7.5
3 - 5 Years	14.3
5 - 10 Years	43.9
10 - 20 Years	8.8
20 - 30 Years	9.8
Over 30 Years	5.7

Distribution by Credit Quality (% of portfolio)

AAA	6.2%
AA	60.1
A	21.3
BBB	9.5
Not Rated	2.9

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratio shown is from the prospectus dated March 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratio was 0.17%.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011

				Barclays
				10 Year
				Municipal
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.13%	3.73%	8.86%	8.22%
2002	4.86	1.82	6.68	6.67
2003	4.62	2.82	7.44	6.88
2004	4.47	-0.96	3.51	4.03
2005	4.36	-1.16	3.20	3.01
2006	4.53	1.60	6.13	6.17
2007	4.32	-1.61	2.71	3.51
2008	4.13	-7.74	-3.61	-0.42
2009	4.76	8.85	13.61	12.67
2010	4.14	-0.08	4.06	5.51
2011	2.09	-0.74	1.35	2.73
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Ohio Long-Term
Tax-Exempt Fund	6/18/1990	0.19%	3.73%	4.48%	-0.07%	4.41%

See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Ohio (97.4%)
Akron OH GO	5.500%	12/1/11 (Prere.)	1,315	1,349
Akron OH Income Tax Revenue
(Community Learning Centers)	5.000%	12/1/27 (14)	6,300	6,396
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,121
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	9,068
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.110%	6/1/11 LOC	830	830
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	3,000	3,167
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,216
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,266
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	18,600	18,571
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,664
Amherst OH Exempt Village School District GO	5.750%	12/1/11 (Prere.)	1,300	1,335
Amherst OH Exempt Village School District GO	5.750%	12/1/11 (Prere.)	1,300	1,335
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	1,924
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	1,895
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	5,410	4,106
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	1,325	967
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	2,500	1,735
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	2,750	1,914
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,760	3,932

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	2,500	1,876
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,700
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,792
Butler County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical
Center Project)	5.000%	5/15/31 (14)	5,000	4,232
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	2,500	2,209
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	2,500	2,139
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,360
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	805	826
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	950	975
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	1,080	1,108
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,030	3,464
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,734
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	7,600	7,754
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,005
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	4,464
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,063
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,253
1 Cincinnati OH City School District GO TOB VRDO	0.780%	6/7/11 LOC	2,775	2,775
1 Cincinnati OH City School District GO TOB VRDO	0.780%	6/7/11 LOC	2,280	2,280
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,870	7,498
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,112
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,440
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,431
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,286
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	1,859
Cleveland OH State University Revenue	5.250%	6/1/19 (14)	2,825	3,048
Cleveland OH State University Revenue	5.000%	6/1/30 (14)	3,000	3,059
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	11,252
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/18	6,000	6,774
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,744
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,018
Columbus OH City School District GO	4.750%	12/1/33	7,000	7,065
Columbus OH City School District School Facilities
Construction & Improvement GO	5.000%	12/1/22	1,545	1,731
2 Columbus OH GO	5.000%	6/1/19	8,000	9,551
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,258
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	7,967
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center Project)	5.000%	12/1/24	4,000	4,309
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group)	6.000%	1/1/32	10,000	10,360
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group) VRDO	0.120%	6/1/11	1,900	1,900
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	9,080	7,376
Fairborn OH City School District School
Improvement GO	5.500%	12/1/16 (14)	1,840	1,884

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fairborn OH City School District School
Improvement GO	5.375%	12/1/20 (14)	1,200	1,227
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	3,000	3,167
Franklin County OH GO	5.000%	12/1/31	2,885	3,018
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,750	2,732
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.170%	6/7/11	6,900	6,900
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	4.750%	11/1/28	1,500	1,489
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/34	1,500	1,466
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.180%	6/7/11	1,450	1,450
Franklin County OH Revenue
(Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,315
Franklin County OH Revenue
(Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,698
Gallia County OH Hospital Facilities Revenue
(Holzer Medical Center Project)	5.125%	10/1/13 (2)	2,000	2,004
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	5,060
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,502
Gallipolis OH City School District (School Facilities
Construction & Improvement) GO	5.000%	12/1/30 (14)	4,040	4,111
Garfield Heights OH City School District School
Improvement GO	5.500%	12/15/11 (Prere.)	1,640	1,685
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated
Group Project)	5.375%	4/1/34	2,500	2,495
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated
Group Project)	5.500%	4/1/39	2,500	2,505
Greene County OH Sewer System Revenue	5.000%	12/1/23 (4)	4,695	4,959
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,293
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,357
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,505
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	202
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of Cincinnati
Lessee Project)	5.250%	6/1/28 (14)	7,290	7,552
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital)	5.500%	5/15/19 (14)	2,865	2,915
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital)	5.500%	5/15/20 (14)	3,020	3,060
Hamilton County OH Sales Tax Revenue	5.000%	12/1/25 (2)	5,000	5,138
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,082
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	9,798
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,480
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,183

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,269
Highland OH Local School District School
Improvement GO	5.750%	12/1/11 (Prere.)	1,510	1,552
Hilliard OH School District GO	5.250%	12/1/16 (14)	2,000	2,066
Hilliard OH School District GO	5.000%	12/1/27 (14)	2,895	2,954
Huron County OH Hospital Facilities Improvement
Revenue (Fisher-Titus Medical Center)	5.250%	12/1/37	4,825	4,536
Indian Hill OH Exempt Village School District
Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,329
Logan Hocking OH Local School District GO	5.500%	12/1/11 (Prere.)	1,675	1,719
Lorain County OH GO	5.500%	12/1/12 (Prere.)	1,500	1,614
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,703
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,080
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	3,911
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.250%	6/7/11 (4)	2,780	2,780
Lucas County OH GO	5.000%	10/1/40	1,500	1,517
Lucas County OH Hospital Revenue	5.000%	11/15/38	5,000	4,708
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,192
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	6.000%	11/15/41	2,000	2,103
Mad River OH Local School District GO	5.750%	12/1/12 (Prere.)	1,195	1,292
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,140	2,496
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,095	2,444
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,035	2,374
Marysville OH Wastewater Treatment
System Revenue	5.000%	12/1/31 (10)	2,720	2,726
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,388
Miami University of Ohio General
Receipts Revenue	5.250%	12/1/20 (2)	2,000	2,160
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,709
Milford OH Exempt Village School District
School Improvement GO	6.000%	12/1/11 (Prere.)	1,425	1,466
Milford OH Exempt Village School District
School Improvement GO	6.000%	12/1/11 (Prere.)	1,600	1,646
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	5/1/30	7,630	7,654
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	5/1/39	5,000	4,839
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	10/1/41 (4)	5,000	4,804
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.100%	6/1/11	5,530	5,530
New Albany Plain OH Local School District GO	5.500%	6/1/12 (Prere.)	500	526
New Albany Plain OH Local School District GO	5.500%	12/1/17 (3)	675	702
Nordonia Hills OH Local School District GO	0.000%	12/1/11 (2)	1,200	1,194
Ohio Air Quality Development Authority
Pollution Control Revenue (FirstEnergy
Generation Corp. Project)	5.625%	6/1/18	7,000	7,565
Ohio Air Quality Development Authority
Pollution Control Revenue (FirstEnergy
Generation Corp. Project) PUT	5.875%	6/1/16 (14)	6,000	6,603

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co. Project)	5.800%	12/1/38	2,000	2,067
Ohio Air Quality Development Authority Revenue
(Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,000	3,078
Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project)	5.700%	8/1/20	6,000	6,323
Ohio Air Quality Development Authority Revenue
(Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,184
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/23	2,000	2,201
Ohio Building Authority Revenue
(Highway Safety Building)	5.000%	10/1/17	1,040	1,204
Ohio Building Authority Revenue
(Highway Safety Building)	5.000%	10/1/20	1,265	1,448
Ohio Common Schools GO	5.000%	6/15/24	8,000	8,505
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,584
Ohio GO	5.000%	8/1/14	3,000	3,378
Ohio GO	5.000%	9/15/14	10,000	11,285
Ohio GO	5.500%	11/1/14	4,185	4,802
Ohio GO	5.000%	9/15/15	3,695	4,250
Ohio GO	5.000%	9/15/19	5,000	5,908
Ohio GO	5.500%	9/15/19	4,150	5,061
Ohio GO	5.000%	8/1/20	2,870	3,392
Ohio GO VRDO	0.140%	6/7/11	5,000	5,000
Ohio GO VRDO	0.140%	6/7/11	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project)	5.250%	12/1/26 (14)	3,520	4,025
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project)	5.000%	12/1/27 (2)	2,115	2,129
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,127
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,137
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,476
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.500%	11/1/11 (Prere.)	1,000	1,032
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	1,924
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,027
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)	5.000%	4/1/32	3,415	3,402
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,404
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/44	3,500	3,285
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,047
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)	5.000%	5/1/26	4,825	4,706

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	6/1/11 (Prere.)	1,795	1,813
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,135	2,310
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,024
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,059
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,329
Ohio Hospital Facilities Revenue
(Summa Health System)	5.750%	11/15/35	1,500	1,410
Ohio Hospital Facilities Revenue
(Summa Health System)	5.750%	11/15/40	6,500	6,024
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/39	6,500	6,612
1 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group) TOB VRDO	0.150%	6/1/11	13,815	13,815
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/39	5,000	5,149
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	20,500	18,403
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	2,500	2,579
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	1,810	1,862
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	4,595	4,745
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.000%	11/1/25	970	930
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.125%	11/1/28	975	896
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	11,228
Ohio Major New State Infrastructure
Project Revenue	5.000%	6/15/16 (4)	5,000	5,796
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/12 (2)	1,000	1,051
Ohio State University General Receipts Revenue	5.250%	6/1/13 (Prere.)	2,455	2,685
Ohio State University General Receipts Revenue	5.000%	12/1/16	5,365	6,298
Ohio State University General Receipts Revenue	5.000%	12/1/17	10,000	11,771
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,600	1,841
Ohio State University General Receipts Revenue	5.250%	6/1/23	545	580
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,500	2,676
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	5,605
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,207
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,225
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	6/1/16	3,000	3,376
Ohio Water Development Authority Fresh
Water Revenue	5.000%	12/1/19	2,115	2,510
Ohio Water Development Authority Fresh
Water Revenue	5.500%	6/1/23	1,225	1,516
Ohio Water Development Authority Fresh
Water Revenue	5.500%	12/1/23	1,115	1,386
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.140%	6/1/11 LOC	2,250	2,250

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,940	2,181
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,014
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/20	3,180	3,842
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	520	571
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,325
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,863
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,682
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,068
Olentangy OH Local School District GO	5.500%	6/1/12 (Prere.)	1,200	1,261
Olentangy OH Local School District GO	5.500%	12/1/16 (4)	30	31
Olentangy OH Local School District GO	5.000%	12/1/30 (4)	3,765	3,903
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,588
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	3,141
Richland County OH GO	6.950%	12/1/11 (2)	160	161
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,124
Rocky River OH City School District GO	5.375%	12/1/17	2,200	2,478
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,000	10,000
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	6,500	6,492
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	2,800	2,758
Sugarcreek OH Local School District GO	5.250%	12/1/13 (Prere.)	1,215	1,352
Summit County OH Sanitary Sewer System
Improvement GO	5.500%	12/1/11 (Prere.)	1,015	1,052
Tallmadge OH City School District GO	5.000%	12/1/28 (4)	3,030	3,102
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,187
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,431
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,062
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	6,980	7,312
University of Akron Ohio General Receipts Revenue	5.000%	1/1/29 (4)	2,000	2,058
University of Akron Ohio General Receipts Revenue	5.000%	1/1/33 (4)	2,000	2,037
University of Cincinnati Ohio General
Receipts Revenue	5.750%	6/1/11 (Prere.)	1,285	1,298
University of Cincinnati Ohio General
Receipts Revenue	5.750%	6/1/11 (Prere.)	1,500	1,515
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/20	1,000	1,111
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/21	1,000	1,104
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/25	500	525
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/26	500	521
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/28 (14)	5,000	5,128

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Toledo Ohio General
Receipts Revenue	5.000%	6/1/19	2,805	3,127
Woodridge OH School District GO	6.800%	12/1/14 (2)	1,245	1,363
Wooster OH School District GO	0.000%	12/1/11 (4)	2,315	2,304
				828,645
Puerto Rico (2.0%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,680
Puerto Rico GO	5.500%	7/1/29	1,500	1,486
Puerto Rico GO	5.000%	7/1/34	740	659
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	3,400	3,885
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,532
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,005	3,109
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	995	1,029
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	390
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,659
				17,429
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,123
Total Tax-Exempt Municipal Bonds (Cost $838,003)				848,197
Other Assets and Liabilities (0.3%)
Other Assets				15,804
Liabilities				(13,197)
				2,607
Net Assets (100%)
Applicable to 72,064,931 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				850,804
Net Asset Value Per Share				$11.81

At May 31, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	843,293
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,435)
Unrealized Appreciation (Depreciation)
Investment Securities	10,194
Futures Contracts	(248)
Net Assets	850,804

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $21,650,000, representing 2.5% of net assets.
2 Securities with a value of $1,552,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	18,609
Total Income	18,609
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative	526
Marketing and Distribution	133
Custodian Fees	10
Shareholders’ Reports	5
Total Expenses	724
Net Investment Income	17,885
Realized Net Gain (Loss)
Investment Securities Sold	(22)
Futures Contracts	(1,082)
Realized Net Gain (Loss)	(1,104)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,826)
Futures Contracts	(246)
Change in Unrealized Appreciation (Depreciation)	(8,072)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,709

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,885	39,798
Realized Net Gain (Loss)	(1,104)	4,422
Change in Unrealized Appreciation (Depreciation)	(8,072)	(4,686)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,709	39,534
Distributions
Net Investment Income	(17,885)	(39,798)
Realized Capital Gain[1]	(1,625)	—
Total Distributions	(19,510)	(39,798)
Capital Share Transactions
Issued	90,191	185,866
Issued in Lieu of Cash Distributions	14,063	28,503
Redeemed	(186,315)	(201,908)
Net Increase (Decrease) from Capital Share Transactions	(82,061)	12,461
Total Increase (Decrease)	(92,862)	12,197
Net Assets
Beginning of Period	943,666	931,469
End of Period	850,804	943,666

1 Includes fiscal 2011 short-term gain distributions totaling $23,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.92	$11.93	$10.96	$11.88	$12.11	$12.00
Investment Operations
Net Investment Income	.242	.491	.498	.506	.510	.521
Net Realized and Unrealized Gain (Loss)
on Investments	(.089)	(.010)	.970	(.920)	(.194)	.191
Total from Investment Operations	.153	.481	1.468	(.414)	.316	.712
Distributions
Dividends from Net Investment Income	(.242)	(.491)	(.498)	(.506)	(.510)	(.521)
Distributions from Realized Capital Gains	(.021)	—	—	—	(.036)	(.081)
Total Distributions	(.263)	(.491)	(.498)	(.506)	(.546)	(.602)
Net Asset Value, End of Period	$11.81	$11.92	$11.93	$10.96	$11.88	$12.11

Total Return[1]	1.35%	4.06%	13.61%	-3.61%	2.71%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$851	$944	$931	$782	$721	$595
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.20%	4.07%	4.29%	4.36%	4.30%	4.37%
Portfolio Turnover Rate	18%	24%	16%	23%	16%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Ohio Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $131,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	848,197	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	(45)	848,197	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2011	(97)	(21,261)	(26)
10-Year U.S. Treasury Note	September 2011	(170)	(20,844)	(154)
5-Year U.S. Treasury Note	September 2011	(103)	(12,271)	(68)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Ohio Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $1,339,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2011, the cost of investment securities for tax purposes was $839,342,000. Net unrealized appreciation of investment securities for tax purposes was $8,855,000, consisting of unrealized gains of $18,632,000 on securities that had risen in value since their purchase and $9,777,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2011, the fund purchased $72,225,000 of investment securities and sold $171,677,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2011	November 30, 2010
	Shares	Shares
	(000)	(000)
Issued	7,800	15,412
Issued in Lieu of Cash Distributions	1,214	2,361
Redeemed	(16,146)	(16,680)
Net Increase (Decrease) in Shares Outstanding	(7,132)	1,093

H. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2010	5/31/2011	Period
Based on Actual Fund Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,000.69	$0.85
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,013.52	$0.85
Based on Hypothetical 5% Yearly Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,024.08	$0.86

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Ohio Tax-Exempt Money Market Fund, 0.17%; and for the Ohio Long-Term Tax-Exempt Fund, 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

CFA® is a trademark owned by CFA Institute.

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.